Note Employee benefits (Projected benefit payments to postretirement plan) (Detail) - Postretirement Health Care Benefit Plan $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 6,259
2019	6,524
2020	6,763
2021	7,024
2022	7,263
2023- 2027	$ 39,915